Other Income and Expenses - Summary of Other Operating Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Virtual credits breakage income	¥ 387	¥ 815	¥ 1,491
Gain on loss of control of subsidiaries and business transfer	24,794	10,444	1,731
Dilution gain	2,635	434
Gain on sale of land			2,461
Others	284	318	209
Total	¥ 28,099	¥ 12,011	¥ 5,892